Principal Accounting Policies (Property and Equipment) (Details)	12 Months Ended
Jun. 30, 2014
Leasehold improvements [Member]
Schedule of Principal Accounting Policies [Line Items]
Estimated Useful Lives of the Assets	Shorter of the remaining lease period or the estimated useful lives
Electronic equipment [Member]
Schedule of Principal Accounting Policies [Line Items]
Estimated Useful Lives of the Assets	3 years
Furniture and office equipment [Member]
Schedule of Principal Accounting Policies [Line Items]
Estimated Useful Lives of the Assets	5 years
Motor vehicles [Member]
Schedule of Principal Accounting Policies [Line Items]
Estimated Useful Lives of the Assets	5 years